Cover	Aug. 10, 2021
Cover [Abstract]
Entity Registrant Name	Qiansui International Group Co. Ltd.
Entity Central Index Key	0001499684
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 10, 2021
Entity Incorporation State Country Code	DE
Entity File Number	000-54159
Entity Tax Identification Number	84-1209978
Entity Address Address Line 1	7th Floor, Naiten Building
Entity Address Address Line 2	No. 1Six Li Oiao
Entity Address Address Line 3	Fentai District
Entity Address Country	CN
Entity Address Postal Zip Code	100161
City Area Code	86
Local Phone Number	1370-139-9692
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address City Or Town	Beijing